JULY 1, 2025
SUPPLEMENT TO
HARTFORD SYSTEMATIC ETFs PROSPECTUS
DATED JANUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Prospectus.
Effective as of June 30, 2025, Hartford Longevity Economy ETF, Hartford Multifactor Diversified International ETF and Hartford Multifactor International Small Company ETF were liquidated pursuant to a Plan of Liquidation. Accordingly, effective immediately all references to Hartford Longevity Economy ETF, Hartford Multifactor Diversified International ETF and Hartford Multifactor International Small Company ETF in the above referenced Prospectus are deleted in their entirety.
This Supplement should be retained with your Prospectus for future reference.
HV-7749ETF
July 2025

JULY 1, 2025
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SYSTEMATIC ETFS
DATED JANUARY 28, 2025, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
Effective as of June 30, 2025, Hartford Longevity Economy ETF, Hartford Multifactor Diversified International ETF and Hartford Multifactor International Small Company ETF were liquidated pursuant to a Plan of Liquidation. Accordingly, effective immediately all references to Hartford Longevity Economy ETF, Hartford Multifactor Diversified International ETF and Hartford Multifactor International Small Company ETF in the above referenced SAI are deleted in their entirety.
This Supplement should be retained with your SAI for future reference.
July 2025